Marketable Securities - Summary of Detailed Information about Disposal of Marketable Securities (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Marketable Securities [line Items]
Cash	$ 192	$ 0
Gain on sale of assets	3,595	$ 0
Clover, Gemini and Tower uranium properties [Member]
Disclosure Of Marketable Securities [line Items]
Marketable securities received	2,068
Cash	192
Proceeds – disposition of properties	2,260
Cost – disposition of properties	(35)
Gain on sale of assets	2,225
Mountain Lake property [Member]
Disclosure Of Marketable Securities [line Items]
Marketable securities received	1,476
Cash	20
Proceeds – disposition of properties	1,496
Cost – disposition of properties	(126)
Gain on sale of assets	$ 1,370